Long-Term Debt, Net, SoftBank Debt Financing and Interest Expense - Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2022	Mar. 31, 2021	Mar. 25, 2021	Oct. 31, 2019
Debt Instrument [Line Items]
Interest expense, excluding amortization	$ 257.0	$ 245.0	$ 159.0
Amortization of debt issuance costs	259.0	210.0	172.0
Interest expense	516.0	455.0	331.0
Write off of debt issuance costs	58.0
Affiliated Entity
Debt Instrument [Line Items]
Write off of debt issuance costs		5.0
Unsecured debt
Debt Instrument [Line Items]
Interest expense, excluding amortization	110.0	99.0	15.0
Amortization of debt issuance costs	$ 106.0	106.0	80.0
Unsecured debt | Affiliated Entity
Debt Instrument [Line Items]
Interest rate	5.00%						5.00%
Line of Credit
Debt Instrument [Line Items]
Interest rate	9.593%
Interest expense, excluding amortization	$ 85.0	82.0	70.0
Amortization of debt issuance costs	$ 144.0	101.0	90.0
Senior Notes
Debt Instrument [Line Items]
Interest rate	7.875%
Interest expense, excluding amortization	$ 53.0	53.0	53.0
Senior Notes | Affiliated Entity
Debt Instrument [Line Items]
Interest rate				11.00%	7.50%	7.50%
Other
Debt Instrument [Line Items]
Interest expense, excluding amortization	9.0	11.0	21.0
Amortization of debt issuance costs	$ 9.0	$ 3.0	$ 2.0